Right-of-use assets and lease liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets
Net carrying amount - beginning of period	€ 4,446	€ 4,821
Additions	1,584	2,404
Depreciation	(973)	(1,013)	€ (928)
Impairment	(41)	(18)	(59)
Reversals	5	14
Currency translation differences	(89)	267
Changes in the scope of consolidation	13	(1,879)
Other changes	(111)	(150)
Net carrying amount - end of period	4,834	4,446	4,821
Lessee's exposure arising from options for extension or termination of lease for office buildings	1,177
Lessee's exposure arising from extension options related to service stations for sale of oil products	133
Exploration & Production
Right-of-use assets
Net carrying amount - beginning of period	2,653
Additions	1,023
Net carrying amount - end of period	2,959	€ 2,653
Exploration & Production | Ghana and Angola | Minimum
Right-of-use assets
Lease, term of contract		13 years
Exploration & Production | Ghana and Angola | Maximum
Right-of-use assets
Lease, term of contract		17 years
Enilive, Refining and Chemicals [member]
Right-of-use assets
Net carrying amount - beginning of period	800
Additions	408
Net carrying amount - end of period	965	€ 800
Corporate and Other activities
Right-of-use assets
Net carrying amount - beginning of period	548
Additions	63
Net carrying amount - end of period	519	548
Upstream business
Right-of-use assets
Lessee's exposure arising from other extension options related to ancillary assets	545
Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount - beginning of period	2,142	2,667
Additions	14	1,342
Depreciation	(145)	(226)
Currency translation differences	(71)	239
Changes in the scope of consolidation		(1,878)
Other changes	37	(2)
Net carrying amount - end of period	1,977	2,142	2,667
Drilling rig
Right-of-use assets
Net carrying amount - beginning of period	148	183
Additions	570	189
Depreciation	(219)	(197)
Currency translation differences	(8)	12
Changes in the scope of consolidation		(34)
Other changes	(42)	(5)
Net carrying amount - end of period	449	148	183
Drilling rig | Exploration & Production
Right-of-use assets
Additions	570
Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount - beginning of period	682	575
Additions	402	530
Depreciation	(315)	(303)
Impairment	(3)	(5)
Reversals	3	14
Currency translation differences	(5)	10
Changes in the scope of consolidation		(39)
Other changes	(40)	(100)
Net carrying amount - end of period	724	682	575
Motorway concessions and service stations
Right-of-use assets
Net carrying amount - beginning of period	457	454
Additions	133	76
Depreciation	(74)	(70)
Currency translation differences	4	3
Other changes	(28)	(6)
Net carrying amount - end of period	492	457	454
Motorway concessions and service stations | Enilive, Refining and Chemicals [member]
Right-of-use assets
Additions	146
Oil and gas distribution facilities
Right-of-use assets
Net carrying amount - beginning of period	19	14
Additions	19	28
Depreciation	(18)	(13)
Impairment	(2)	(5)
Other changes	(1)	(5)
Net carrying amount - end of period	17	19	14
Oil and gas distribution facilities | Exploration & Production
Right-of-use assets
Additions	167
Office buildings
Right-of-use assets
Net carrying amount - beginning of period	595	618
Additions	110	108
Depreciation	(125)	(130)
Currency translation differences	(2)	3
Changes in the scope of consolidation	3	(1)
Other changes	(1)	(3)
Net carrying amount - end of period	580	595	618
Lease commitment, nominal value	€ 437
Lease commitment, term of contract	20 years
Lease commitment, extension option	6 years
Vehicles
Right-of-use assets
Net carrying amount - beginning of period	€ 42	48
Additions	14	21
Depreciation	(12)	(21)
Impairment		(1)
Other changes	(27)	(5)
Net carrying amount - end of period	17	42	48
Other
Right-of-use assets
Net carrying amount - beginning of period	361	262
Additions	322	110
Depreciation	(65)	(53)
Impairment	(36)	(7)
Reversals	2
Currency translation differences	(7)
Changes in the scope of consolidation	10	73
Other changes	(9)	(24)
Net carrying amount - end of period	578	361	€ 262
Vessels
Right-of-use assets
Lease commitment, nominal value	131
Vessels | Enilive, Refining and Chemicals [member]
Right-of-use assets
Additions	220
Assets for staff activities | Corporate and Other activities
Right-of-use assets
Additions	44
Gross carrying amount
Right-of-use assets
Net carrying amount - beginning of period	6,862
Net carrying amount - end of period	7,802	6,862
Gross carrying amount | Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount - beginning of period	2,507
Net carrying amount - end of period	2,409	2,507
Gross carrying amount | Drilling rig
Right-of-use assets
Net carrying amount - beginning of period	516
Net carrying amount - end of period	985	516
Gross carrying amount | Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount - beginning of period	1,360
Net carrying amount - end of period	1,593	1,360
Gross carrying amount | Motorway concessions and service stations
Right-of-use assets
Net carrying amount - beginning of period	734
Net carrying amount - end of period	822	734
Gross carrying amount | Oil and gas distribution facilities
Right-of-use assets
Net carrying amount - beginning of period	87
Net carrying amount - end of period	81	87
Gross carrying amount | Office buildings
Right-of-use assets
Net carrying amount - beginning of period	1,010
Net carrying amount - end of period	1,039	1,010
Gross carrying amount | Vehicles
Right-of-use assets
Net carrying amount - beginning of period	86
Net carrying amount - end of period	47	86
Gross carrying amount | Other
Right-of-use assets
Net carrying amount - beginning of period	562
Net carrying amount - end of period	826	562
Provisions for depreciation and impairment
Right-of-use assets
Net carrying amount - beginning of period	(2,416)
Net carrying amount - end of period	(2,968)	(2,416)
Provisions for depreciation and impairment | Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount - beginning of period	(365)
Net carrying amount - end of period	(432)	(365)
Provisions for depreciation and impairment | Drilling rig
Right-of-use assets
Net carrying amount - beginning of period	(368)
Net carrying amount - end of period	(536)	(368)
Provisions for depreciation and impairment | Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount - beginning of period	(678)
Net carrying amount - end of period	(869)	(678)
Provisions for depreciation and impairment | Motorway concessions and service stations
Right-of-use assets
Net carrying amount - beginning of period	(277)
Net carrying amount - end of period	(330)	(277)
Provisions for depreciation and impairment | Oil and gas distribution facilities
Right-of-use assets
Net carrying amount - beginning of period	(68)
Net carrying amount - end of period	(64)	(68)
Provisions for depreciation and impairment | Office buildings
Right-of-use assets
Net carrying amount - beginning of period	(415)
Net carrying amount - end of period	(459)	(415)
Provisions for depreciation and impairment | Vehicles
Right-of-use assets
Net carrying amount - beginning of period	(44)
Net carrying amount - end of period	(30)	(44)
Provisions for depreciation and impairment | Other
Right-of-use assets
Net carrying amount - beginning of period	(201)
Net carrying amount - end of period	€ (248)	€ (201)